Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	FUNKO, INC.
Entity Tax Identification Number	352593276
Amendment Flag	false
Entity Central Index Key	0001704711
Document Type	8-K
Document Period End Date	Mar. 31, 2019
Entity File Number	001-38274
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Trading Symbol	FNKO
Entity Emerging Growth Company	true
Entity Ex Transition Period	true